United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/05

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 August 15, 2005
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             58
Form 13 Information Table Value Total:             125,373 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE

ACE AVIATION HLDGS	    COM	   00440P201	325		       10000 			      SOLE		10000
AFLEASE GOLD & URANIUM 	    COM	   ZAE000061461	1340		       1930000	   		      SOLE		1930000
AMERICREDIT CORP            COM    03060R101    9563                   375000			      SOLE		375000
ANNALY MTG MGMT.	    COM	   035710409	538		       30000			      SOLE		30000
AREVA CI	            COM    FR0004275832	726   		       1700			      SOLE		1700
BIRCH MOUNT. RESOUR.	    COM	   09066X109	544		       236600			      SOLE		236600
BLOCKBUSTER		    COM	   093679108	191		       20996			      SOLE		20996
BRITESMILE INC              COM    110415205    435	               114500			      SOLE		114500
BUILD-A-BEAR WORKSHOP	    COM	   120076104	1679		       71620			      SOLE		71620
CABOT MICRO. ELEC. CRP      COM    12709P103    8552	               295000			      SOLE		295000
CAMECO CORP		    COM	   13321L108	4211		       94100			      SOLE		94100
CENTERRA GOLD INC	    COM    152006102   	158		       10000			      SOLE              10000
CHARDAN CHINA ACQUIS.	    COM	   159569102	117		       13000			      SOLE		13000
DIGITAL RIVER		    COM    25388B104	2540		       80000			      SOLE		80000
DORAL FINANCIAL		    COM	   25811p100	4094		       247500			      SOLE		247500
ELECTROSTAL MACHINE	    COM	   7340163RU	859		       4100			      SOLE		4100
EXELON CORP		    COM	   30161N101	1540		       30000			      SOLE		30000
FORMATION CAPITAL CORP      COM    34637L103    366		       1662800			      SOLE		1662800
FRONTEER DEVELOPMENT GRP.   COM	   35903Q106	37		       19100			      SOLE		19100
GENERAL MOTORS	            COM    370442105	15810		       465000			      SOLE		465000
HOPEWELL HOLDINGS	    COM    HK0054007841 385		       150000			      SOLE		150000
IMERGENT INC		    COM	   45247Q100	382		       36000			      SOLE		36000
KOREA ELECTRIC POWER	    COM	   500631106	1645	   	       105000			      SOLE		105000
LARAMIDE RESOURCES	    COM	   51669T101	30		       23500			      SOLE		23500
METRIS COMPANIES INC        COM    591598107    4338	               300000			      SOLE		300000
MOTOROLA		    COM	   620076109	365		       20000			      SOLE		20000
NAPTSTER		    COM    630797108    882		       210000			      SOLE		210000
NAUTILUS GROUP, INC 	    COM    63910B102    5700		       200000			      SOLE		200000
NAVARRE CORP	            COM    639208107    320		       40000			      SOLE		40000
NEW CENTURY FINANCIAL       COM    6435EV108    28928	               550000          		      SOLE		550000
NETEASE.COM INC	  	    COM    64110W102    2856 		       50000			      SOLE		50000
NEWMONT MNG CORP            COM    651639106    781	               20000			      SOLE		20000
NOVASTAR FINANCIAL 	    COM    669947400    6045		       154400			      SOLE		154400
NVE CORP		    COM	   629445206	2258		       145000			      SOLE		145000
OVERSTOOK.COM INC           COM    690370101    1890		       53100			      SOLE		53100
PATTERSON UTI ENERGY INC    COM	   703481101  	278		       10000			      SOLE    		10000
PETRO-CANADA		    COM	   71644E102	521		       8000			      SOLE		8000
PIONEER METLAS CORP	    COM    72375U109    32		       167369			      SOLE		167369
PNM RESOURCES		    COM	   69349H107	3227		       112000			      SOLE		112000
PORTALPLAYER, INC	    COM	   736187204	1249		       60000			      SOLE		60000
PUBLIC-SVC ENTERPRISE       COM	   744573106	851		       14000			      SOLE		14000
FNM PUT 40 EXP01/21/2006    PUT    313586109    475		       10000			      SOLE		10000
SASKATCHEWAN POOL	    COM	   803914209	1483		       290000			      SOLE		290000
SHEL CANADA LTD		    COM	   822567103	2823	   	       105400			      SOLE		105400
SHUN TAK HOLDING	    COM	   6806633HK	95	  	       100000			      SOLE		100000
SIRIUS SATTELLITE 	    COM	   82966U103    2106	               325000		  	      SOLE		325000
SONOSITE		    COM	   83568G104	310		       10000			      SOLE		10000
SPATIALIGHT INC 	    COM	   847248101	138		       24400			      SOLE		24400
STRATHMORE MINERALS	    COM	   863077103	28		       20000			      SOLE		20000
SYMANTEC CORP		    COM	   871503108	228		       10498			      SOLE		10498
TASER INTERNATIONAL	    COM    87651B104	201		       20000			      SOLE	        20000
TRAVELZOO		    COM	   89421Q106	1034		       31500		  	      SOLE		31500
URANIUM RES INC		    COM	   916901309	5		       10000			      SOLE		10000
VETERAN RES INC		    COM	   92549V106	229		       226500		   	      SOLE		226500
WTS/CHARDAN CHINA
EXP03/15/2008 		  WARRANTS 159569110	67		       20000			      SOLE		20000